Material Accounting Policies - Schedule of Estimated Useful Lives of the Major Intangible Assets Owned (Details)	12 Months Ended
Mar. 31, 2026
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	10 years
Internally Generated Software | Minimum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	1 year
Internally Generated Software | Maximum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	15 years
Externally Acquired Software | Minimum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	1 year
Externally Acquired Software | Maximum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	5 years
Customer Relationship Intangible Assets | Minimum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	10 years
Customer Relationship Intangible Assets | Maximum
Schedule Of Major Intangible Assets [Line Items]
Estimated useful lives (years)	15 years